UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21444
                                                      ---------


                          MURPHYMORRIS INVESTMENT TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia  30622
          -------------------------------------------------------------
               (Address of principal executive offices)    (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2005
                                               ------------


                   Date of reporting period: February 28, 2005
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS

                                                        MurphyMorris ETF Fund

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS - 75.03%

          Energy Select Sector SPDR Fund .........................................                 47,610                $ 2,087,698
          iShares MSCI EAFE Index Fund ...........................................                  5,980                    975,637
          iShares MSCI Emerging Markets Index Fund ...............................                  4,460                    982,181
          iShares Russell MidCap Value Index Fund ................................                 25,250                  2,878,500
          iShares S&P SmallCap 600 Index Fund ....................................                 11,840                  1,935,840
          iShares BARRA Value Index Fund .........................................                 24,050                  2,916,303
          MidCap SPDR Trust Series 1 .............................................                 15,480                  1,894,752
                                                                                                                         -----------

          Total Exchange Traded Funds (Cost $13,398,261) ...............................................................  13,670,911
                                                                                                                         -----------


INVESTMENT COMPANY - 17.59%

          Merrimac Cash Series Nottingham Shares .................................              3,204,832                  3,204,832
              (Cost $3,204,832)                                                                                          -----------

PRIVATE INVESTMENT COMPANY - 2.16%

      (b) Pamlico Enhanced Cash Trust ............................................                393,130                    393,130
              (Cost $393,130)                                                                                            -----------


Total Value of Investments (Cost $16,996,223 (c)) ................................                            94.78 %    $17,268,873
Other Assets Less Liabilities ....................................................                             5.22 %        951,532
                                                                                                          ----------     -----------
      Net Assets .................................................................                           100.00 %    $18,220,405
                                                                                                          ==========     ===========


     (a)  All investments are income producing.

     (b)  Restricted  Security - A restricted  security cannot be resold to the general public without prior  registration under the
          Securities Act of 1933.  Restricted  securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  These  securities are purchased and redeemed on a continuous  basis as part of a short-term  cash investment program.  The program allows participants to purchase and redeem these securities on demand and therefore,  carrying value per unit is the same as cost.

     (c)  Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation)
          of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation....................................................................... $   272,650
          Aggregate gross unrealized depreciation.......................................................................           0
                                                                                                                         -----------

                      Net unrealized appreciation                                                                        $   272,650
                                                                                                                         ===========

                                                                                                                         (Continued)

                              MurphyMorris ETF Fund

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2005
                                   (Unaudited)

Note 1 -

Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

Item 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



MURPHYMORRIS INVESTMENT TRUST


By: (Signature and Title)    /s/ Gregory L. Morris
                             __________________________
                             Gregory L. Morris
                             Trustee, President, Treasurer, Principal
                             Executive Officer, and Principal Financial Officer
Date: April 26, 2005








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  (Signature and Title)   /s/ Gregory L. Morris
                             __________________________
                             Gregory L. Morris
                             Trustee, President, Treasurer, Principal
                             Executive Officer, and Principal Financial Officer
                             MurphyMorris Investment Trust

Date: April 26, 2005